Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory, Net [Abstract]
Schedule of Inventory	Inventories consist of the following:

	December 31,
(In thousands)	2014	2013
Finished goods	$65,084	$69,450
Growing crops	75,412	74,985
Raw materials, supplies and other	56,811	66,129
	$197,307	$210,564